Condensed Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2016	Sep. 16, 2016	Dec. 31, 2015	Jul. 24, 2015	Dec. 31, 2014	Nov. 30, 2014	Jun. 30, 2014
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.01		$ 0.01		$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000		20,000,000		10,000,000
Preferred stock, shares outstanding (in shares)	79,246		1,895,010		0
Preferred stock, par value (in dollars per share)							$ 487.50
Preferred stock, shares authorized (in shares)				20,000,000
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01		$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	8,000,000	8,000,000	8,000,000	4,000,000	4,000,000
Common stock, shares outstanding (in shares)	3,404,860		208,259		123,711